26. OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2020
Other Operating Income Expenses Net
OTHER OPERATING INCOME (EXPENSES), NET
26.	OTHER OPERATING INCOME (EXPENSES), NET

	12.31.20	12.31.19	12.31.18
Recovery of expenses (1)	408,161	1,293,623	285,309
Provision reversal	73,361	16,638	27,920
Scrap sales	12,204	12,494	14,724
Provision for civil and tax risks (2)	(68,295)	(395,389)	(18,013)
Other employees benefits	(27,741)	(13,500)	(25,037)
Insurance claims costs	(8,762)	(19,830)	(9,436)
Gains (losses) on the disposal of non-financial assets	(40,220)	(10,786)	(59,633)
Employee participation and bonuses	(283,065)	(269,755)	(47,025)
Demobilization expenses	(19,988)	(48,251)	(42,696)
Expected credit losses in other receivables	(989)	-	(2,664)
Impairment of investments	(62,090)	(21,751)	-
Restructuring plan	-	-	(17,781)
Other (3)	(32,318)	(319,109)	(86,357)
	(49,742)	224,384	19,311

(1)	Includes recovery of taxes in the amount of R$293,789 for the year ended on December 31, 2020, mainly referring to PIS and COFINS taxes on marketing, rebates and benefit expenses. Additionally, are included the effects of the final decision related to exclusion of ICMS from the PIS and COFINS calculation basis from Eleva in the amount of R$40,086 (note 9). For the year ended on December 31, 2019, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base of R$1,185,386.
(2)	For the year ended on December 31, 2019, includes the effects of the tax contingency on ICMS credit in the basic food basket products of R$358,935.
(3)	Includes cost with investigations (note 1.2) and expenses with class action agreement (note 1.3) in the first quarter of 2020.